JUDICIAL DEPOSITS AND GARNISHMENTS - Judicial Deposits and garnishments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax	R$ 1,697,070	R$ 1,628,645
Civil	891,872	860,248
Regulatory	325,810	312,520
Labor	67,859	88,986
Total	2,982,611	2,890,399
Garnishments	21,112	21,530
Total	3,003,723	2,911,929
Current	150,993	72,516
Non-current	2,852,730	2,839,413
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax	1,697,070	1,628,645
Civil	891,872	860,248
Regulatory	325,810	312,520
Labor	67,859	88,986
Judicial deposits	2,982,611	2,890,399
Garnishments	21,112	21,530
Restricted cash and cash equivalents	3,003,723	2,911,929
Judicial deposits and garnishments	150,993	72,516
Judicial deposits and garnishments	R$ 2,852,730	R$ 2,839,413